Equity - Disclosure - Equity - Summary of Balances and Changes in Dividends Payable (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [abstract]
Beginning balance	R$ 442,133	R$ 16,094
Provisions	478,366	710,206
Prescribed dividends	(11,816)
Reclassification to liabilities of subsidiaries held for sale	(70)
Ending balance	R$ 202,860	R$ 442,133